Income Taxes (Effective Tax Rate Reconciliation) (Details)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
U.S. federal statutory tax rate	35.00%	35.00%	35.00%
State taxes, net of federal benefit	1.20%	1.10%	0.70%
Income from equity affiliates	(3.30%)	(4.00%)	(5.40%)
Foreign tax differentials	(6.60%)	(5.90%)	(8.60%)
U.S. taxes on foreign earnings	(3.10%)	(2.10%)	(2.60%)
Domestic production activities	(0.80%)	(1.00%)	(1.00%)
Non-deductible goodwill impairment charge	0.00%	0.00%	11.40%
Non-U.S. subsidiary tax election	0.00%	0.00%	(5.40%)
Business separation costs	4.20%	0.20%	0.00%
Other	1.20%	0.40%	3.10%
Effective Tax Rate	27.80%	23.70%	27.20%